Note 6 - Inventories	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Inventory Disclosure [Text Block]
6.	INVENTORIES
(In Thousands)

	December 31
	2020	2019

Finished goods	$6,328	$5,016
Work-in-process	6,108	3,143
Raw materials	6,781	7,269
Provisions for obsolete inventories	(6,629)	(6,632)

Total	$12,588	$8,796

The Company periodically evaluates inventory and establishes provisions for obsolescence, excess quantities, slow-moving goods, and for other impairment of value. The following table shows the movement of provisions for obsolete inventories.
(In Thousands)

	Years Ended December 31
	2020	2019	2018

Balance at beginning of year	$6,632	$6,597	$5,664
Charge to cost and expenses	405	1,359	1,328
Other deductions	(408)	(1,324)	(395)

Balance at end of year	$6,629	$6,632	$6,597